Offerings - Offering: 1	Jul. 31, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	1,725,000
Proposed Maximum Offering Price per Unit	144.42
Maximum Aggregate Offering Price	$ 249,124,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 34,404.09
Offering Note
(1) Fee calculated in accordance with Rules 457(c) and (h) under the Securities Act of 1933 (the “Securities Act”).
(2) 1,725,000 additional shares of common stock of Lear Corporation, a Delaware corporation (“Lear”) covered by this Registration Statement on Form S-8 (this “Registration Statement”) are authorized and reserved for issuance under the Lear Corporation 2019 Long-Term Stock Incentive Plan (as Amended and Restated as of May 14, 2026) (the “Plan”). In accordance with Rule 416(a) under the Securities Act, this Registration Statement shall be deemed to cover any additional shares of common stock, par value $0.01 per share, that become issuable under the Plan to prevent dilution from stock splits, stock dividends or similar transactions.
(3) Estimated solely for purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act on the basis of the average high and low sale prices reported for shares of Lear’s common stock on the New York Stock Exchange on July 27, 2026, a date within five business days of the date of this Registration Statement.